Firstar Funds

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                MidCap Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                         Core International Equity Fund
                            International Equity Fund

                                   May 8, 2000


 Supplement to the Statement of Additional Information dated March 1, 2000 (as revised March 17, 2000)

Page 13
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The clause  "Except the Equity Index Fund and MidCap Index Fund" is deleted from the heading "Other Investment Considerations - All Funds".

Page 34
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The first sentence under the heading "Foreign Securities and American Depository
Receipts ("ADRs")" is replaced as follows:

In addition to the direct investments in foreign securities that each Fund may make, the Taxable Bond Funds, Balanced Funds, Growth and Income, Growth, Special Growth, Emerging Growth, MicroCap, International Equity and Core International Equity Funds may invest in sponsored ADRs.